Consolidated Investment Portfolioas of June 30, 2022 (Unaudited)
DWS RREEF Real Assets Fund
	Shares	Value ($)

Common Stocks 73.7%
Communication Services 1.5%
Diversified Telecommunication Services
Cellnex Telecom SA 144A	1,689,272	65,461,944
China Tower Corp. Ltd. “H” 144A	192,039,000	24,704,133
		90,166,077
Consumer Staples 0.7%
Food Products
Bunge Ltd.	348,536	31,608,730
Darling Ingredients, Inc.*	212,020	12,678,796
		44,287,526
Energy 11.1%
Oil, Gas & Consumable Fuels
Canadian Natural Resources Ltd.	461,335	24,790,663
Cheniere Energy, Inc.	755,722	100,533,698
ConocoPhillips	292,540	26,273,017
Enbridge, Inc.	3,385,890	142,990,196
Exxon Mobil Corp.	541,884	46,406,946
Gazprom PJSC (ADR) (a)	1,013,306	0
Gibson Energy, Inc.	1,485,186	27,506,863
Kinder Morgan, Inc.	915,350	15,341,266
LUKOIL PJSC (ADR) (a)	91,202	0
Marathon Petroleum Corp.	188,956	15,534,073
Pembina Pipeline Corp.	1,159,100	40,971,916
Pioneer Natural Resources Co.	79,227	17,673,959
Shell PLC	1,508,885	38,954,040
TotalEnergies SE (b)	775,010	40,802,030
Williams Companies, Inc.	4,045,007	126,244,669
		664,023,336
Industrials 7.3%
Commercial Services & Supplies 1.4%
Republic Services, Inc.	325,625	42,614,544
Waste Connections, Inc.	312,252	38,706,758
		81,321,302
Construction & Engineering 1.2%
Ferrovial SA	2,376,012	60,271,082
Vinci SA	130,660	11,651,297
		71,922,379
Road & Rail 1.9%
Canadian National Railway Co.	700,845	78,834,173
CSX Corp.	1,157,457	33,635,700
		112,469,873
Transportation Infrastructure 2.8%
Aena SME SA 144A*	264,060	33,610,515

Atlas Arteria Ltd. (Units)	1,625,500	9,023,121
Getlink SE	1,558,811	27,538,412
Grupo Aeroportuario del Pacifico SAB de CV (ADR)	187,090	26,114,022
Japan Airport Terminal Co., Ltd.*	260,154	10,360,619
Transurban Group (Units)	6,319,379	62,672,816
		169,319,505
Materials 7.5%
Chemicals 2.4%
Corteva, Inc.	1,069,138	57,883,131
Nutrien Ltd.	876,283	69,785,403
The Mosaic Co.	312,289	14,749,410
		142,417,944
Containers & Packaging 0.8%
Packaging Corp. of America	121,210	16,666,375
SIG Group AG	1,351,000	29,736,457
		46,402,832
Metals & Mining 3.7%
Agnico Eagle Mines Ltd.	598,498	27,395,511
Endeavour Mining PLC	820,790	16,980,763
First Quantum Minerals Ltd.	927,718	17,600,119
Glencore PLC	9,962,492	53,911,490
Norsk Hydro ASA	2,536,186	14,253,438
Rio Tinto Ltd.	311,742	22,121,680
Sumitomo Metal Mining Co., Ltd.	326,800	10,233,351
Teck Resources Ltd. “B”	863,326	26,398,782
Vale SA (ADR)	2,431,091	35,566,861
		224,461,995
Paper & Forest Products 0.6%
Svenska Cellulosa AB SCA “B”	1,543,100	23,079,649
UPM-Kymmene Oyj	516,430	15,698,873
		38,778,522
Real Estate 32.0%
Equity Real Estate Investment Trusts (REITs) 28.4%
Activia Properties, Inc.	3,017	8,999,575
Agree Realty Corp.	893,622	64,456,955
American Homes 4 Rent “A”	1,010,909	35,826,615
American Tower Corp.	519,981	132,901,944
Apartment Income REIT Corp.	279,471	11,625,994
Apple Hospitality REIT, Inc.	1,013,270	14,864,671
AvalonBay Communities, Inc.	242,980	47,198,865
Big Yellow Group PLC	1,290,566	20,727,049
British Land Co. PLC	4,290,753	23,419,351
CapitaLand Integrated Commercial Trust	19,987,440	31,231,709
CDL Hospitality Trusts (Units)	561,365	513,218
Crown Castle International Corp.	1,267,150	213,362,717
Dexus	1,700,300	10,383,576
Digital Realty Trust, Inc.	329,464	42,774,311
Duke Realty Corp.	422,540	23,218,573
EastGroup Properties, Inc.	275,353	42,495,229
Equinix, Inc.	85,384	56,098,996
Essential Properties Realty Trust, Inc.	956,489	20,554,949
Frasers Logistics & Commercial Trust	21,554,500	20,645,590
GPT Group	3,724,905	10,787,569
Granite Real Estate Investment Trust	397,997	24,411,019

Healthcare Realty Trust, Inc.	599,541	16,307,515
Hulic Reit, Inc.	5,145	6,061,166
Independence Realty Trust, Inc.	709,591	14,709,821
Industrial & Infrastructure Fund Investment Corp.	7,063	9,345,976
Inmobiliaria Colonial Socimi SA	1,977,701	12,657,171
Kenedix Retail REIT Corp.	4,579	9,297,718
Kite Realty Group Trust	1,396,729	24,149,444
LaSalle Logiport REIT	8,810	10,815,005
Life Storage, Inc.	324,476	36,230,990
Link REIT	5,443,068	44,423,515
Mid-America Apartment Communities, Inc.	129,544	22,627,450
Mirvac Group	4,621,584	6,283,574
Prologis, Inc.	498,245	58,618,524
Public Storage	144,120	45,062,000
Realty Income Corp.	749,813	51,182,235
RioCan Real Estate Investment Trust	1,787,300	27,798,125
Ryman Hospitality Properties, Inc.*	444,783	33,816,851
SBA Communications Corp.	408,836	130,847,962
Segro PLC	1,929,198	22,989,331
Unibail-Rodamco-Westfield*	318,941	16,283,847
UNITE Group PLC	1,667,991	21,619,325
Ventas, Inc.	1,166,593	59,997,878
VICI Properties, Inc.	1,517,774	45,214,487
Welltower, Inc.	882,137	72,643,982
Weyerhaeuser Co.	521,002	17,255,586
WP Carey, Inc.	326,467	27,051,056
		1,699,789,009
Real Estate Management & Development 3.6%
Capitaland Investment Ltd.	13,995,200	38,521,060
Castellum AB (b)	425,926	5,481,340
City Developments Ltd.	3,300,500	19,393,470
CK Asset Holdings Ltd.	4,604,863	32,584,348
CTP NV	890,700	10,294,011
Fabege AB	1,488,799	14,076,394
Fastighets AB Balder “B”*	1,662,440	7,950,207
Mitsui Fudosan Co., Ltd.	963,700	20,698,688
Sun Hung Kai Properties Ltd.	2,300,900	27,181,294
Vonovia SE	474,684	14,643,942
Wharf Real Estate Investment Co., Ltd.	5,012,000	23,891,886
		214,716,640
Utilities 13.6%
Electric Utilities 2.9%
Edison International	501,033	31,685,327
Eversource Energy	144,323	12,190,964
Exelon Corp.	413,290	18,730,303
Orsted AS 144A	334,892	35,289,273
Terna - Rete Elettrica Nazionale	9,710,131	76,198,240
		174,094,107
Gas Utilities 3.4%
APA Group (Units)	3,371,517	26,151,113
Atmos Energy Corp.	661,400	74,142,940
China Resources Gas Group Ltd.	8,093,300	37,990,156
Hong Kong & China Gas Co., Ltd.	19,681,850	21,212,892

Toho Gas Co., Ltd.	637,700	15,351,036
Tokyo Gas Co., Ltd.	1,346,500	27,865,100
		202,713,237
Multi-Utilities 6.3%
Ameren Corp.	824,533	74,504,802
CenterPoint Energy, Inc.	1,525,914	45,136,536
National Grid PLC	6,815,138	87,137,889
NiSource, Inc.	1,266,310	37,343,482
Sempra Energy	880,310	132,284,183
		376,406,892
Water Utilities 1.0%
American Water Works Co., Inc.	389,119	57,889,234
Total Common Stocks (Cost $4,490,603,545)		4,411,180,410

	Principal Amount ($)	Value ($)

Government & Agency Obligations 23.4%
U.S. Treasury Obligations
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/2047	15,621,933	14,431,981
U.S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/2044	45,968,251	47,011,515
U.S. Treasury Inflation-Indexed Notes:
0.125% , 7/15/2031	40,724,052	38,720,195
0.25% , 1/15/2025	89,073,823	89,613,137
0.25% , 7/15/2029	55,529,335	53,842,849
0.375% , 1/15/2027	90,183,147	89,847,308
0.375% , 7/15/2027	68,847,411	68,597,301
0.5% , 4/15/2024	64,778,374	65,674,137
0.625% , 1/15/2026	85,745,829	86,706,004
0.875% , 1/15/2029	47,448,814	47,891,175
U.S. Treasury Notes:
0.125% , 7/31/2022	12,330,000	12,319,806
0.125% , 1/31/2023	65,000,000	64,083,399
0.125% , 2/28/2023	50,000,000	49,150,390
0.125% , 5/31/2023	55,000,000	53,637,891
0.125% , 6/30/2023	70,000,000	68,088,672
0.125% , 8/31/2023	60,000,000	58,047,656
1.375% , 10/15/2022	25,000,000	24,949,332
1.375% , 9/30/2023	51,000,000	50,009,883
1.625% , 8/31/2022	42,500,000	42,503,336
1.625% , 12/15/2022	51,815,000	51,630,814
1.625% , 4/30/2023	62,500,000	61,867,676
2.375% , 2/29/2024	60,000,000	59,432,813
2.5% , 1/31/2024	75,000,000	74,437,500
2.875% , 10/31/2023	75,000,000	74,917,969
2.875% , 11/30/2023	55,000,000	54,929,102
Total Government & Agency Obligations (Cost $1,457,452,326)		1,402,341,841

	Shares	Value ($)

Securities Lending Collateral 0.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.28% (c) (d) (Cost $21,453,534)	21,453,534	21,453,534

Cash Equivalents 1.2%
DWS Central Cash Management Government Fund, 1.36% (c) (Cost $70,239,106)	70,239,106	70,239,106

	% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $6,039,748,511)	98.7	5,905,214,891
Other Assets and Liabilities, Net	1.3	76,048,839
Net Assets	100.0	5,981,263,730
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2022 are as follows:
Value ($) at 3/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2022	Value ($) at 6/30/2022
Securities Lending Collateral 0.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.28% (c) (d)
69,740,451	—	48,286,917 (e)	—	—	101,266	—	21,453,534	21,453,534
Cash Equivalents 1.2%
DWS Central Cash Management Government Fund, 1.36% (c)
165,421,662	1,162,280,038	1,257,462,594	—	—	194,432	—	70,239,106	70,239,106
235,162,113	1,162,280,038	1,305,749,511	—	—	295,698	—	91,692,640	91,692,640

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2022 amounted to $20,043,033, which is 0.3% of net assets.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2022.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
LME: London Metal Exchange
PJSC: Public Joint Stock Company
RBOB: Reformulated Blendstock for Oxygenate Blending
ULSD: Ultra-Low Sulfur Diesel
WTI: West Texas Intermediate

At June 30, 2022, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Brent Crude Oil Futures	USD	7/29/2022	727	76,025,921	79,264,810	3,238,889
Copper Futures	USD	9/28/2022	425	45,940,173	39,418,750	(6,521,423)
Corn Futures	USD	12/14/2022	368	13,458,476	11,403,400	(2,055,076)
Corn Futures	USD	9/14/2022	1,320	48,954,610	41,497,500	(7,457,110)
Cotton Futures	USD	12/7/2022	433	25,400,856	21,398,860	(4,001,996)
Gas Oil Futures	USD	9/12/2022	397	49,007,636	43,749,400	(5,258,236)
Gasoline RBOB Futures	USD	8/31/2022	246	35,823,466	35,148,431	(675,035)
Gold 100 oz. Futures	USD	8/29/2022	656	121,659,952	118,558,880	(3,101,072)
Lean Hogs Futures	USD	8/12/2022	422	17,637,820	17,234,480	(403,340)
Live Cattle Futures	USD	8/31/2022	633	33,966,836	33,567,990	(398,846)
LME Nickel Futures	USD	7/18/2022	204	40,742,554	27,724,824	(13,017,730)
LME Nickel Futures	USD	9/19/2022	204	34,598,760	27,786,024	(6,812,736)
LME Primary Aluminium Futures	USD	9/19/2022	954	68,577,358	58,319,213	(10,258,145)
LME Primary Aluminium Futures	USD	7/18/2022	1,016	86,185,224	61,785,500	(24,399,724)
LME Zinc Futures	USD	7/18/2022	418	44,438,568	33,249,288	(11,189,280)
LME Zinc Futures	USD	9/19/2022	455	43,829,113	35,953,531	(7,875,582)
Natural Gas Futures	USD	8/29/2022	1,339	103,851,218	72,198,880	(31,652,338)
NY Harbor ULSD Futures	USD	8/31/2022	243	35,993,809	38,424,569	2,430,760
Silver Futures	USD	9/28/2022	233	25,469,247	23,710,080	(1,759,167)
Soybean Futures	USD	11/14/2022	445	34,245,359	32,440,500	(1,804,859)
Soybean Meal Futures	USD	12/14/2022	895	36,129,782	36,399,650	269,868
Soybean Oil Futures	USD	12/14/2022	847	37,980,880	32,758,572	(5,222,308)
Sugar Futures	USD	9/30/2022	518	11,267,930	10,732,960	(534,970)
Wheat Futures	USD	9/14/2022	398	24,597,589	18,939,825	(5,657,764)
WTI Crude Futures	USD	8/22/2022	667	68,553,296	68,767,700	214,404
Total					1,020,433,617	(143,902,816)

At June 30, 2022, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
LME Nickel Futures	USD	7/18/2022	204	34,684,230	27,724,824	6,959,406
LME Nickel Futures	USD	9/19/2022	28	4,283,415	3,813,768	469,647
LME Primary Aluminium Futures	USD	7/18/2022	1,016	72,852,124	61,785,500	11,066,624
LME Primary Aluminium Futures	USD	9/19/2022	75	4,847,424	4,584,844	262,580
LME Zinc Futures	USD	7/18/2022	418	40,426,619	33,249,287	7,177,332
LME Zinc Futures	USD	9/19/2022	22	1,973,622	1,738,413	235,209
Total					132,896,636	26,170,798
Currency Abbreviation(s)

USD	United States Dollar
Investment in Subsidiary
The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments such as swaps and futures contracts. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. As of June 30, 2022, the Fund held $888,942,095 in the Subsidiary, representing 14.3% of the Fund's total assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)
Communication Services	$—	$90,166,077	$—	$90,166,077
Consumer Staples	44,287,526	—	—	44,287,526
Energy	584,267,266	79,756,070	0	664,023,336
Industrials	219,905,197	215,127,862	—	435,033,059
Materials	283,026,355	169,034,938	—	452,061,293
Real Estate	1,413,304,744	501,200,905	—	1,914,505,649
Utilities	483,907,771	327,195,699	—	811,103,470
Government & Agency Obligations	—	1,402,341,841	—	1,402,341,841
Short-Term Investments (a)	91,692,640	—	—	91,692,640
Derivatives (b)
Futures Contracts	32,324,719	—	—	32,324,719
Total	$3,152,716,218	$2,784,823,392	$—	$5,937,539,610

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(150,056,737)	$—	$—	$(150,056,737)
Total	$(150,056,737)	$—	$—	$(150,056,737)

(a)	See Consolidated Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2022 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Futures Contracts
Commodity Contracts	(117,732,018)
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DRAF-PH1
R-080548-1 (1/23)